UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Insured Fund, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.7%	Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$2,500	$2,564,650
	Birmingham Alabama Special Care Facilities Financing Authority, RB, Health Care Facilities, Children’s Hospital (AGC), 6.00%, 6/01/39	3,605	3,824,833

			6,389,483

Alaska - 1.3%	Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	11,670,876

Arizona - 2.4%	Downtown Phoenix Hotel Corp., RB, Senior Series A (FGIC), 5.00%, 7/01/36	21,355	17,069,692
	Maricopa County & Phoenix Industrial Development Authorities, RB, S/F, Series A-2, AMT (GNMA), 5.80%, 7/01/40	3,905	4,023,595

			21,093,287

California - 14.1%	Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.47%, 10/01/24 (a)	10,000	7,633,400
	Antioch Public Financing Authority, California, RB, Municipal Facilities Project, Series A (MBIA), 5.50%, 1/01/32	5,000	5,100,650
	California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	7,220	7,121,086
	California Health Facilities Financing Authority, RB, Saint Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,606,869
	California State Public Works Board, RB, Department Corrections, Series C, 5.25%, 6/01/28	3,400	3,214,666
	California Statewide Communities Development Authority, RB, Saint Joseph, Series E (FSA), 5.25%, 7/01/47	10,000	10,120,800
	California Statewide Communities Development Authority, RB, Sutter Health, Series D (FSA), 5.05%, 8/15/38	5,750	5,714,982
	City of Redding California, COP, Series A (FSA), 5.00%, 6/01/30	1,900	1,929,070
	City of San Jose California, RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	11,918,337
	County of Sacramento California, RB, Senior Series A (FSA), 5.00%, 7/01/41	15,000	14,741,400
	Fairfield-Suisun Unified School District, California, GO, Election of 2002 (MBIA), 5.50%, 8/01/28	5,800	6,135,240

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
PSF	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Los Angeles Municipal Improvement Corp., RB, Series B-1 (MBIA), 4.75%, 8/01/37	$15,000	$13,584,750
	Mendocino-Lake Community College District, GO, Election of 2006, Series A (MBIA), 5.00%, 8/01/31	1,485	1,459,755
	Norwalk-La Mirada Unified School District California, GO, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (b)	7,620	1,284,122
	Oceanside Unified School District, California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,545,450
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/29	3,645	3,648,390
	Port of Oakland, RB, Series L, AMT (MBIA), 5.38%, 11/01/27	8,465	8,307,128
	Riverside County Public Financing Authority, TAN, Redevelopment Projects (Syncora), 5.00%, 10/01/35	10,000	8,405,200
	San Mateo Union High School District, California, COP, Convertible CAB, Phase I Projects, Series B (AMBAC), 4.86%, 12/15/43 (a)	3,250	1,518,238
	State of California, GO, Series 2007-2 (MBIA), 5.50%, 4/01/30	10	10,144
	Stockton Public Financing Authority, California, RB, Parking & Capital Projects (MBIA), 5.25%, 9/01/34	5,000	4,696,300
	West Valley-Mission Community College District, GO, Election of 2004, Series A (FSA), 5.00%, 8/01/30	3,600	3,709,908

			124,405,885

Colorado - 0.4%	Colorado Health Facilities Authority, RB, Series C (FSA), 5.25%, 3/01/40	1,350	1,346,233
	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,475	2,521,258

			3,867,491

District of Columbia - 1.1%	Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	9,892,000

Florida - 15.7%	Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/33	15,000	15,323,700
	City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	14,250	14,305,433
	Collier County School Board, COP (FSA), 5.00%, 2/15/23	5,000	5,109,200
	County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,250	2,322,675
	County of Miami-Dade Florida, GO, Building Better Community Program, Series B, 6.38%, 7/01/28	6,000	6,760,740
	County of Miami-Dade Florida, GO, Building Better Community Program, Series B-1, 5.75%, 7/01/33	3,700	3,943,904
	County of Miami-Dade Florida, RB, (FSA), 5.00%, 7/01/35	2,800	2,820,384
	County of Miami Dade Florida, RB, Jackson Health System (AGC), 5.75%, 6/01/39	5,300	5,511,894
	County of Miami-Dade Florida, RB, Miami International Airport, AMT (MBIA), 5.38%, 10/01/25	10,650	10,699,416
	County of Miami-Dade Florida, RB, Miami International Airport, AMT (MBIA), 5.38%, 10/01/27	1,000	1,001,960
	County of Miami-Dade Florida, RB, Miami International Airport, AMT (Syncora), 5.00%, 10/01/40	15,000	14,029,650

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (FSA), 5.50%, 10/01/41	$14,900	$14,962,878
	County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (Syncora), 5.00%, 10/01/35	9,600	9,092,736
	County of Miami-Dade Florida, Refunding RB, Series C, 6.00%, 10/01/23	20,095	23,003,349
	Miami-Dade County School Board, Florida, COP, Series B (AGC), 5.25%, 5/01/31	4,125	4,235,963
	Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,209,149

			138,333,031

Georgia - 1.4%	City of Atlanta Georgia, RB, General, Series B (FSA), 5.25%, 1/01/33	12,500	12,737,125

Hawaii - 0.2%	State of Hawaii, GO, Series CX (FSA), 5.50%, 2/01/21	2,000	2,146,500

Illinois - 15.5%	Chicago Board of Education, Illinois, GO, CAB, School Reform, Series A (MBIA), 5.38%, 12/01/22 (b)	10,515	5,462,963
	City of Chicago Illinois, GO, CAB, City Colleges (MBIA), 5.53%, 1/01/29 (b)	5,000	1,760,550
	City of Chicago Illinois, GO, Refunding, Project, Series B (FSA), 5.00%, 1/01/24	12,950	13,587,010
	City of Chicago Illinois, GO, Series A (AGC), 5.25%, 1/01/24	11,000	11,933,570
	City of Chicago Illinois, RB, General, Airport, 3rd Lien, Series B-2, AMT (MBIA), 5.25%, 1/01/27	16,685	15,956,199
	City of Chicago Illinois, RB, General, Airport, 3rd Lien, Series B-2, AMT (MBIA), 6.00%, 1/01/27	26,230	26,564,432
	City of Chicago Illinois, Refunding RB, General, Airport, 3rd Lien, Series C-2, AMT (FSA), 5.25%, 1/01/30	16,400	16,257,812
	Illinois Finance Authority, RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,652,097
	Illinois Municipal Electric Agency, RB, Series A (MBIA), 5.00%, 2/01/35	22,700	22,766,738
	Illinois Municipal Electric Agency, RB, Series A (MBIA), 5.25%, 2/01/35	15,000	15,270,300
	Regional Transportation Authority, RB, Series C (MBIA), 7.75%, 6/01/20	1,000	1,268,450

			136,480,121

Indiana - 2.0%	City of Indianapolis Indiana, RB, 2nd Lien, Series B (AGC), 5.25%, 8/15/27	5,000	5,306,750
	Indiana Health Facility Financing Authority, Indiana, RB, Deaconess Hospital Obligated, Series A (AMBAC), 5.38%, 3/01/34	2,150	2,094,315
	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency, Series B, 5.75%, 1/01/34	1,050	1,078,035
	Indiana Municipal Power Agency, Indiana, RB, Series A (MBIA), 5.00%, 1/01/37	9,200	9,131,736

			17,610,836

Iowa - 1.5%	Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	13,018,241

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Kentucky - 1.6%	Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	$4,000	$4,303,120
	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A (MBIA), 5.25%, 5/15/37	10,000	10,221,700

			14,524,820

Louisiana - 1.5%	New Orleans Aviation Board, Louisiana, RB, New Orleans Aviation, Series A, AMT (FSA), 5.25%, 1/01/32	13,335	13,094,170

Maryland - 0.6%	Maryland Community Development Administration, RB, Residential, Series A, AMT, 5.75%, 9/01/39	5,000	5,137,450

Massachusetts - 6.0%	Massachusetts HFA, Massachusetts, RB, Housing Development, Series B (MBIA), 5.40%, 12/01/28	1,835	1,750,847
	Massachusetts HFA, Massachusetts, RB, Rental Housing, Series A, AMT (FSA), 5.15%, 7/01/26	19,055	19,224,589
	Massachusetts HFA, Massachusetts, RB, Series B, 7.00%, 12/01/38	3,440	3,810,110
	Massachusetts Housing Finance Agency, Massachusetts, RB, S/F Housing, Series 128, AMT (FSA), 4.88%, 12/01/38	12,570	11,746,288
	Massachusetts Port Authority, RB, Bosfuel Project, AMT (MBIA), 5.00%, 7/01/38	18,415	16,723,951

			53,255,785

Michigan - 7.6%	City of Detroit Michigan, RB, Second Lien, Series B (FSA), 6.25%, 7/01/36	1,075	1,156,453
	City of Detroit Michigan, RB, Second Lien, Series B (FSA), 7.00%, 7/01/36	500	586,795
	City of Detroit Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	1,800	2,222,640
	City of Detroit Michigan, Refunding RB, Senior Lien, Series D (FSA), 5.00%, 7/01/23	9,085	9,312,125
	City of Detroit Michigan, Refunding RB, Series C (MBIA), 5.00%, 7/01/22	5,540	5,616,009
	Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII, Q, AMT (AMBAC), 5.00%, 3/01/31	4,325	3,923,900
	Michigan State Building Authority, RB Refunding, Facilities Program, Series I (AGC), 5.25%, 10/15/25	3,250	3,407,138
	Michigan State Building Authority, RB Refunding, Facilities Program, Series I (AGC), 5.25%, 10/15/24	1,750	1,846,320
	Michigan State Building Authority, RB Refunding, Facilities Program, Series I, 6.25%, 10/15/38	3,125	3,369,125
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	8,000	7,494,400
	Michigan Strategic Fund, Refunding RB, Detroit Edison Pollution, Series C, AMT (Syncora), 5.65%, 9/01/29	2,935	2,869,726
	State of Michigan, RB, GAN (FSA), 5.25%, 9/15/21	2,485	2,665,361

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	State of Michigan, RB, GAN (FSA), 5.25%, 9/15/22	$10,000	$10,654,600
	State of Michigan, RB, GAN (FSA), 5.25%, 9/15/26	6,650	6,954,836
	Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	4,677,000

			66,756,428

Minnesota - 0.7%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,192,065

Missouri - 0.0%	Missouri Housing Development Commission, RB, S/F, Homeownership Loan, Series C-1, AMT (GNMA), 7.15%, 3/01/32	80	85,766

Nevada - 5.4%	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,454,345
	County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (AMBAC), 5.25%, 7/01/34	12,675	11,397,994
	County of Clark Nevada, RB, Subordinate Lien, Series A-2 (MBIA), 5.00%, 7/01/30	22,250	22,404,517
	Las Vegas New Convention & Visitors Authority, Nevada, RB (AMBAC), 5.00%, 7/01/37	11,850	11,436,079

			47,692,935

New Jersey - 3.7%	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	2,060	1,982,544
	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	5,000	4,735,450
	New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (MBIA), 5.50%, 9/01/28	2,165	2,388,363
	New Jersey Economic Development Authority, Refunding RB, School Facilities Construction, Series N-1 (AMBAC), 5.50%, 9/01/24	10,000	11,211,900
	New Jersey State Transportation Transit Fund Authority, RB (AGC), 5.70%, 12/15/25 (b)	15,735	6,925,288
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (FGIC), 5.75%, 6/15/25	4,400	5,049,660

			32,293,205

New Mexico - 0.0%	New Mexico Mortgage Finance Authority, RB, S/F Mortgage, Series C- 2, AMT (GNMA), 6.95%, 9/01/31	260	274,292

New York - 4.2%	City of New York New York, GO, Series J, 5.25%, 5/15/24	10,000	10,400,500
	City of New York New York, GO, Series M (AGC), 5.00%, 4/01/30	5,000	5,138,200
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	7,746,045
	New York State Dormitory Authority, RB, State University Educational Facilities, 3rd Generation, Series A (MBIA), 5.50%, 5/15/24	7,790	8,597,044
	Triborough Bridge & Tunnel Authority, New York, RB, Series A-2, 5.25%, 11/15/34	4,500	4,755,195

			36,636,984

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Ohio - 0.2%	County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	$1,575	$1,489,210

Pennsylvania - 3.1%	Pennsylvania Housing Finance Agency, RB, S/F Mortgage Revenue, Series 70A, AMT, 5.80%, 4/01/27	4,740	4,746,446
	Pennsylvania Turnpike Commission, RB, Series A (AMBAC), 5.50%, 12/01/31	15,600	15,987,972
	Pennsylvania Turnpike Commission, RB, Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,264,500

			26,998,918

Puerto Rico - 2.8%	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/26	4,840	4,994,541
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/27	4,235	4,364,379
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/28	2,750	2,835,910
	Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (MBIA), 5.72%, 8/01/41 (b)	7,500	1,149,075
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	10,195	10,996,123

			24,340,028

South Carolina - 1.0%	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/28	3,895	4,032,104
	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/29	3,215	3,314,375
	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/30	1,160	1,189,058
	South Carolina State Housing Finance & Development Authority, South Carolina, RB, Series A-2, AMT (FSA), 6.35%, 7/01/19	585	593,793

			9,129,330

Tennessee - 0.2%	Tennessee Housing Development Agency, Tennessee, RB, Homeownership Program, Series A, AMT (FSA), 5.35%, 1/01/26	1,740	1,747,760

Texas - 17.4%	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	5,700	6,479,532
	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (FSA), 5.00%, 11/15/36	10,000	10,185,300
	City of Houston Texas, Refunding RB, First Lien, Series A (AGC), 5.38%, 11/15/38	3,650	3,857,758
	Dallas ISD, GO, School Building, 6.38%, 2/15/34	10,000	11,588,600
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB & Improvement, Series A, AMT (MBIA), 5.63%, 11/01/26	15,000	15,136,800
	Grand Prairie ISD, Texas, GO, CAB, Refunding, 6.56%, 8/15/28 (b)	10,000	3,129,400

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Harris County Hospital District, Refunding RB, Senior Lien, Series A (MBIA), 5.25%, 2/15/37	$9,650	$9,064,341
	Harris County-Houston Sports Authority, RB, Senior Lien, Series G (MBIA), 5.75%, 11/15/19	265	269,685
	Harris County-Houston Sports Authority, RB, Senior Lien, Series G (MBIA), 5.75%, 11/15/20	3,500	3,549,525
	Harris County-Houston Sports Authority, RB, Senior Lien, Series G (MBIA), 5.25%, 11/15/30	10,000	9,110,000
	Judson ISD, Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,151,100
	Leander ISD, Texas, GO, CAB, Refunding, School Building (PSF), 5.51%, 8/15/36 (b)	15,000	3,441,000
	Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light, AMT (MBIA), 5.20%, 5/01/30	6,250	5,874,938
	North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.00%, 1/01/28	6,275	6,604,187
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (MBIA), 5.13%, 1/01/28	21,750	21,382,425
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series B (MBIA), 5.75%, 1/01/40	10,000	10,089,900
	Texas Department of Housing & Community Affairs, RB, Mortgage, Series A, AMT (MBIA), 5.45%, 9/01/23	4,490	4,547,517
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	10,000	9,846,400
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	10,000	9,061,300

			153,369,708

Utah - 1.8%	Utah Transit Authority, Refunding RB, CAB, Sub-Series A (AGC), 5.35%, 6/15/20 (b)	15,930	9,657,722
	Utah Transit Authority, Refunding RB, CAB, Sub-Series A (MBIA), 5.21%, 6/15/24 (b)	13,930	6,469,928

			16,127,650

Vermont - 0.4%	Vermont HFA, Vermont, RB, Housing, Series 12B, AMT (FSA), 6.30%, 11/01/19	340	346,916
	Vermont HFA, Vermont, RB, Multiple Purpose, Series C, AMT (FSA), 5.50%, 11/01/38	2,730	2,753,342

			3,100,258

Washington - 5.3%	Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,030	2,908,648
	Chelan County Public Utility District No. 1, Refunding RB, Chelan Hydro System, Series C, AMT (MBIA), 5.65%, 7/01/32	6,000	6,017,100
	Radford Court Properties, Washington, RB (MBIA), 5.75%, 6/01/32	10,000	10,126,100
	Seattle Housing Authority, Washington, RB, Capital Fund Program, High Rise Rehabilitation, Series III, AMT (FSA), 5.15%, 11/01/27	6,255	6,279,395
	Skagit County Public Hospital District No. 1, Washington, GO, Series A (MBIA), 5.25%, 12/01/25	4,745	4,818,737

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Skagit County Public Hospital District No. 1, Washington, GO, Series A (MBIA), 5.25%, 12/01/26	$5,450	$5,517,580
	Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives, D, 6.38%, 10/01/36	5,400	5,828,004
	Washington Health Care Facilities Authority, Washington, RB, Providence Health System, Series A (MBIA), 5.25%, 10/01/21	5,575	5,622,277

			47,117,841

Wisconsin - 0.4%	Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	3,395	3,472,168

	Total Municipal Bonds - 120.2%		1,060,481,647

	Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California - 10.8%	Alameda County Joint Powers Authority, Refunding RB, Lease Revenue (FSA), 5.00%, 12/01/34	6,990	7,068,498
	California State University, Refunding RB, Systemwide, Series A (FSA), 5.00%, 11/01/37	18,435	18,297,616
	City of Riverside, California, RB, Issue D (FSA), 5.00%, 10/01/38	20,000	19,818,000
	Las Virgenes Unified School District, California, GO, Series A (FSA), 5.00%, 8/01/31	10,000	10,252,724
	Los Angeles Community College District, California, GO, Election of 2008, Series A, 6.00%, 8/01/33	5,248	5,929,752
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/37	10,780	10,982,664
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,099,141
	San Diego County Water Authority, COP, Refunding, Series 2008-A, COP (FSA), 5.00%, 5/01/33	9,370	9,389,302
	San Francisco Bay Area Transit Financing Authority, RB (FSA), 5.00%, 7/01/36	10,000	10,161,579
	University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,438,487

			95,437,763

District of Columbia - 0.9%	District of Columbia, RB, Series A, 5.50%, 12/01/30	2,595	2,856,498
	District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	4,784,584

			7,641,082

Connecticut - 0.6%	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T1, 4.70%, 7/01/29	5,010	5,280,039

Florida - 0.4%	Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,379,382

Georgia - 1.2%	Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third Indenture, Series B (FSA), 5.00%, 7/01/37	10,000	10,340,468

Illinois - 1.9%	Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,313,000
	Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	4,798	5,183,488

			16,496,488

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Kentucky - 0.7%	Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$5,985	$6,411,216

Louisiana - 1.1%	State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/36	10,000	10,093,900

Nevada - 0.6%	Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	510	554,020
	Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	4,813	5,233,417

			5,787,437

New Jersey - 1.4%	Garden State Preservation Trust, RB, 2005 Series A (FSA), 5.75%, 11/01/28	10,000	12,513,000

New York - 4.3%	New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/37	17,567	17,986,681
	Port Authority of New York & New Jersey, RB, Consolidated 37th Series, AMT (FSA), 5.13%, 7/15/30	19,500	19,769,100

			37,755,781

Ohio - 0.7%	County of Montgomery, Ohio, RB, Catholic Health, Series C1 (FSA), 5.00%, 10/01/41	4,990	4,958,263
	State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,575,237

			6,533,500

South Carolina - 0.6%	South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,998	5,102,965

Texas - 3.9%	Friendswood Independent School District TX, GO, Schoolhouse, 5.00%, 2/15/37	12,955	13,407,560
	Houston Independent School District, GO, Schoolhouse, 5.00%, 2/15/33	10,000	10,395,500
	Texas State University Systems, Texas, Refunding, RB, 5.25%, 3/15/26	10,000	10,763,700

			34,566,760

Virginia - 0.5%	University of Virginia, Refunding RB, 5.00%, 6/01/40	3,950	4,166,934

Washington - 6.1%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/34	17,000	17,451,030
	County of King, Washington, RB (FSA), 5.00%, 1/01/37	15,785	16,147,376
	Port of Seattle Washington, Refunding RB, Series B, AMT (MBIA), 5.20%, 7/01/29	20,565	19,947,480

			53,545,886

Wisconsin - 0.4%	Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,960	3,889,451

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 36.1%		318,942,052

	Total Long-Term Investments (Cost - $1,368,834,173) - 156.3%		1,379,423,699

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.23% (d)(e)	13,000,000	$13,000,000

Total Short-Term Securities (Cost - $13,000,000) - 1.5%		13,000,000

Total Investments (Cost - $1,381,834,173*) - 157.8%		1,392,423,699
Other Assets Less Liabilities - 1.6%		14,113,277
Liability for Trust Certificates, Including Interest Expense & Fees Payable - (19.0)%		(167,835,209)
Preferred Shares, at Redemption Value - (40.4)%		(356,509,103)

Net Assets Applicable to Common Shares - 100.0%		$882,192,664

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,201,430,443

Gross unrealized appreciation	$47,194,910
Gross unrealized depreciation	(23,856,812)

Net unrealized appreciation	$23,338,098

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(20,611,786)	$19,410

(e)	Represents the current yield as of report date.

BlackRock MuniYield Insured Fund, Inc. (MYI)

Schedule of Investments October 31, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$13,000,000
Level 2 - Long-Term Investments[1]	1,379,423,699
Level 3	—

Total	$1,392,423,699

[1]	See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Insured Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Insured Fund, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Insured Fund, Inc.

Date: December 18, 2009